UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22648

Aspiriant Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

 (Address of principal executive offices) (Zip code)

Robert J. Francais
Aspiriant Trust
11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Feb 28

Date of reporting period: May 31, 2015

Item 1.  Schedule of Investments.

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK – 74.6%
	AUSTRALIA – 1.1%
14,338	APN News & Media Ltd.*	$9,217
350	ASX Ltd.	11,105
6,273	Australia & New Zealand Banking Group Ltd.	158,555
12,805	BHP Billiton Ltd.	285,552
7,526	Boral Ltd.	35,877
16,635	Bradken Ltd.	27,716
6,998	Caltex Australia Ltd.	179,702
4,352	Challenger Ltd.	22,775
883	Computershare Ltd.	8,664
1,295	CSL Ltd.	92,270
25,883	CSR Ltd.	82,954
5,048	Dexus Property Group - REIT	30,802
31,182	Evolution Mining Ltd.	27,864
59,256	Fairfax Media Ltd.	46,391
4,791	Federation Centres - REIT	11,089
9,542	Goodman Group - REIT	47,475
9,203	GPT Group - REIT	32,378
4,569	GUD Holdings Ltd.	33,161
6,983	Independence Group NL	25,732
5,072	Investa Office Fund - REIT	15,335
33,207	Lend Lease Group	420,519
2,915	Macquarie Group Ltd.	181,143
20,198	Mirvac Group - REIT	30,930
10,780	National Australia Bank Ltd.	281,873
5,274	Newcrest Mining Ltd.*	57,135
5,923	Novion Property Group - REIT	10,997
6,911	Nufarm Ltd.	40,755
239,340	Qantas Airways Ltd.*	642,166
719	Ramsay Health Care Ltd.	34,796
1,905	Rio Tinto Ltd.	84,167
25,068	Scentre Group - REIT	75,370
68,514	Sigma Pharmaceuticals Ltd.	45,421
1,770	Sirtex Medical Ltd.	36,105
12,805	South32 Ltd.*	21,440
10,681	Spark Infrastructure Group	16,233
12,704	Stockland - REIT	41,958
9,931	Sundance Energy Australia Ltd.*	4,411
54,531	Tabcorp Holdings Ltd.	209,104
17,344	Telstra Corp. Ltd.	82,271
38,387	Transfield Services Ltd.*	48,611
19,246	UGL Ltd.	33,993
9,438	Westfield Corp. - REIT	69,482
		3,653,494

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	AUSTRIA – 0.1%
4,669	Austria Technologie & Systemtechnik A.G.	$79,389
499	BUWOG A.G.	10,036
814	CA Immobilien Anlagen A.G.*	14,684
506	Conwert Immobilien Invest S.E.*	6,804
48	DO & CO A.G.	4,129
1,128	Oesterreichische Post A.G.	55,663
		170,705

	BELGIUM – 0.4%
145	Ackermans & van Haaren N.V.	19,809
215	Befimmo S.A. - REIT	14,124
21,534	Belgacom S.A.	747,710
4,323	bpost S.A.	124,787
113	Cofinimmo - REIT	11,889
4,133	Delhaize Group S.A.	368,920
626	Galapagos N.V.*	35,993
246	Groupe Bruxelles Lambert S.A.	20,450
371	Ion Beam Applications	9,498
173	KBC Ancora	7,220
9,495	Nyrstar N.V.*	36,635
121	Warehouses De Pauw CVA - REIT	9,143
		1,406,178

	BERMUDA – 1.7%
1,592	African Minerals Ltd.*	243
653	Aircastle Ltd.	15,842
11,359	Arch Capital Group Ltd.*	725,726
2,200	Assured Guaranty Ltd.	62,898
900	Bunge Ltd.	83,304
1,000	Cheung Kong Infrastructure Holdings Ltd.	8,243
5,338	China Yuchai International Ltd.	100,248
9,034	Endurance Specialty Holdings Ltd.[1]	549,087
864	Enstar Group Ltd.*	131,000
6,380	Everest Re Group Ltd.	1,158,034
4,000	First Pacific Co., Ltd.	3,787
1,548,000	GOME Electrical Appliances Holding Ltd.	404,727
5,144	Gulf Keystone Petroleum Ltd.*	2,948
183	Helen of Troy Ltd.*	16,011
1,000	Jardine Matheson Holdings Ltd.	61,405
1,500	Johnson Electric Holdings Ltd.	5,372
22,500	Kerry Properties Ltd.	93,829
96,000	Li & Fung Ltd.	83,109
11,272	Maiden Holdings Ltd.[2]	157,583
14,400	Man Wah Holdings Ltd.	16,260
33,379	Marvell Technology Group Ltd.	466,972

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	BERMUDA (Continued)
7,230	Nabors Industries Ltd.[1]	$106,642
24,000	NewOcean Energy Holdings Ltd.	12,061
3,000	NWS Holdings Ltd.	4,832
5,500	Orient Overseas International Ltd.	30,401
127	PartnerRe Ltd.[1]	16,692
7,321	RenaissanceRe Holdings Ltd.	747,547
14,000	SmarTone Telecommunications Holdings Ltd.	24,046
6,000	Texwinca Holdings Ltd.	5,817
12,000	Town Health International Medical Group Ltd.	3,587
87,500	Yue Yuen Industrial Holdings Ltd.	300,402
		5,398,655

	BRAZIL – 1.0%
59,748	Ambev S.A. - ADR	343,551
28,800	CCR S.A.	139,557
5,100	Cia Brasileira de Distribuicao - ADR	136,731
15,200	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	88,312
45,645	Cia Energetica de Minas Gerais - ADR	206,315
5,136	Cielo S.A.	64,476
25,385	CPFL Energia S.A.	154,080
15,900	EcoRodovias Infraestrutura e Logistica S.A.	36,178
35,500	EDP - Energias do Brasil S.A.	117,097
22,700	Gerdau S.A. - ADR	62,879
30,295	Localiza Rent a Car S.A.	303,777
1,800	Lojas Renner S.A.	60,474
5,300	Natura Cosmeticos S.A.	47,689
124,700	Odontoprev S.A.	442,632
25,100	Qualicorp S.A.	149,672
16,600	Telefonica Brasil S.A. - ADR[2]	233,562
1,600	Tim Participacoes S.A. - ADR	23,776
3,400	TOTVS S.A.	39,802
34,000	Tractebel Energia S.A.	361,203
1,200	Ultrapar Participacoes S.A.	25,851
55,960	WEG S.A.	302,254
		3,339,868

	CANADA – 3.6%
1,300	Advantage Oil & Gas Ltd.*	7,882
900	Agrium, Inc.	93,496
700	AGT Food & Ingredients, Inc.	17,359
4,200	Air Canada*	46,472
3,407	Alacer Gold Corp.*	7,753
11,115	Alimentation Couche-Tard, Inc. - Class B	433,124
200	Allied Properties Real Estate Investment Trust - REIT	5,835
191	Amaya, Inc.*	5,253

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CANADA (Continued)
900	Artis Real Estate Investment Trust - REIT	$10,183
5,300	B2Gold Corp.*	8,992
12,376	Bank of Montreal[2]	756,090
38,182	Bank of Nova Scotia[2]	2,010,715
12,533	Bankers Petroleum Ltd.*	30,637
8,992	Bird Construction, Inc.	82,284
12,595	BlackBerry Ltd.*2	123,661
300	Boardwalk Real Estate Investment Trust - REIT	14,066
4,650	Brookfield Asset Management, Inc. - Class A2	164,448
400	Calloway Real Estate Investment Trust - REIT	9,299
5,345	Cameco Corp.	80,115
500	Canadian Apartment Properties REIT	11,049
14,406	Canadian Imperial Bank of Commerce[2]	1,099,725
2,300	Canadian National Railway Co.	136,435
7,656	Canadian Natural Resources Ltd.	236,280
200	Canadian Pacific Railway Ltd.	32,956
200	Canadian Real Estate Investment Trust - REIT	6,933
1,081	Canelson Drilling, Inc.	3,520
500	Catamaran Corp.*	29,933
6,100	Celestica, Inc.*	78,040
10,840	Centerra Gold, Inc.	66,944
418	CGI Group, Inc.*	17,707
1,100	Chartwell Retirement Residences - REIT	9,739
800	Cominar Real Estate Investment Trust - REIT	11,637
330	Constellation Software, Inc.	135,068
1,200	Crescent Point Energy Corp.	27,192
1,100	Detour Gold Corp.*2	11,755
2,000	Dollarama, Inc.	110,775
3,632	Dominion Diamond Corp.	67,991
300	Dream Office Real Estate Investment Trust - REIT	6,265
666	Fairfax Financial Holdings Ltd.*	335,458
1,000	First Majestic Silver Corp.*	4,945
200	FirstService Corp.	13,057
200	Gluskin Sheff + Associates, Inc.	4,263
300	Granite Real Estate Investment Trust - REIT	9,736
1,127	Great Canadian Gaming Corp.*	21,750
600	Great-West Lifeco, Inc.[2]	17,383
800	H&R Real Estate Investment Trust - REIT	14,545
700	Intertape Polymer Group, Inc.*	10,926
2,352	Keyera Corp.	77,448
900	Labrador Iron Ore Royalty Corp.	11,898
10,100	Lake Shore Gold Corp.*	9,827
4,803	Lightstream Resources Ltd.	4,171
2,038	Linamar Corp.	138,838

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CANADA (Continued)
6,941	Magna International, Inc.[2]	$398,901
100	Manitoba Telecom Services, Inc.	2,239
600	Maple Leaf Foods, Inc.	11,410
4,455	Martinrea International, Inc.	50,404
4,400	Nevsun Resources Ltd.	18,257
7,200	OceanaGold Corp.	17,485
900	Parex Resources, Inc.*	7,367
1,100	Power Corp. of Canada	28,473
306	Quebecor, Inc. - Class B	7,839
1,200	RioCan Real Estate Investment Trust - REIT	26,729
2,100	Rogers Communications, Inc. - Class B	72,257
1,500	RONA Inc.[2]	18,828
27,565	Royal Bank of Canada	1,753,575
13,400	Sandvine Corp.*	46,010
600	Sierra Wireless, Inc.*	18,329
26,487	Silver Wheaton Corp.	505,107
19,973	Suncor Energy, Inc.	583,804
700	Tahoe Resources, Inc.	9,727
27,925	Toronto-Dominion Bank	1,216,527
400	Transcontinental, Inc. - Class A	5,877
7,033	TransGlobe Energy Corp.	28,277
1,313	Trican Well Service Ltd.*2	4,086
600	Uranium Participation Corp.*	2,591
1,300	Valeant Pharmaceuticals International, Inc.*	309,884
669	Western Energy Services Corp.	3,368
400	Westshore Terminals Investment Corp.	10,675
1,100	Yellow Pages Ltd.*	17,018
		11,856,897

	CAYMAN ISLANDS – 0.9%
1,000	ASM Pacific Technology Ltd.	10,366
82,362	Cheung Kong Property Holdings Ltd*	500,313
82,362	CK Hutchison Holdings Ltd.	1,284,196
64,000	Endeavour Mining Corp.*	31,393
3,500	Fabrinet*	63,630
68,000	FIH Mobile Ltd.	40,645
108	Fresh Del Monte Produce, Inc.	4,065
21,000	IGG, Inc.	17,305
2,907	Mindray Medical International Ltd. - ADR	78,402
1,324	Phoenix Group Holdings	17,329
22,419	Shanda Games Ltd. - ADR*	155,924
360,000	Sino Biopharmaceutical Ltd.	425,461
11,500	Tencent Holdings Ltd.	229,343
7,138	Tencent Holdings Ltd. - ADR	142,474

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CAYMAN ISLANDS (Continued)
10,000	Truly International Holdings Ltd.	$5,017
20,000	United Laboratories International Holdings Ltd.*	15,344
9,000	Value Partners Group Ltd.	17,992
22,000	Xinyi Glass Holdings Ltd.[2]	13,226
		3,052,425

	CHILE – 0.9%
820,164	Banco de Chile	94,527
19,300	Banco Santander Chile - ADR	412,441
2,984	Cia Cervecerias Unidas S.A. - ADR	66,483
301,844	Empresa Nacional de Electricidad S.A.	451,556
29,070	Empresas COPEC S.A.	332,829
77,062	Enersis S.A. - ADR	1,310,825
29,495	SACI Falabella	221,504
		2,890,165

	CHINA – 0.4%
23,000	Bank of China Ltd. - Class H	15,236
23,918	China Construction Bank Corp. - ADR	473,098
3,472	China Petroleum & Chemical Corp. - ADR	304,390
120,000	China Telecom Corp. Ltd. - Class H	81,288
5,353	Industrial & Commercial Bank of China Ltd. - ADR[2]	92,393
82,000	Industrial & Commercial Bank of China Ltd. - Class H	71,008
16,800	Sinopharm Group Co., Ltd. - Class H	79,987
36,000	Tsingtao Brewery Co., Ltd. - Class H2	230,414
		1,347,814

	CURACAO – 0.0%
3,800	Orthofix International N.V.*	124,526

	DENMARK – 0.5%
111	Auriga Industries A/S - Class B	5,247
663	Bavarian Nordic A/S*	32,837
3,950	Carlsberg A/S - ADR	72,917
3,807	Danske Bank A/S	111,595
650	Dfds A/S	75,876
44	Genmab A/S*	3,851
6,346	Novo Nordisk A/S - Class B	360,011
7,961	Pandora A/S	798,240
3,348	Royal Unibrew A/S	119,390
1,139	Schouw & Co.	62,125
408	Topdanmark A/S*	11,178
		1,653,267

	FAROE ISLANDS – 0.0%
1,560	Bakkafrost P/F	41,311

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	FINLAND – 0.3%
6,375	Caverion Corp.	$63,644
2,444	Citycon OYJ	7,088
8,812	Metsa Board OYJ	55,688
15,692	Nokia OYJ[2]	114,814
9,423	Orion Oyj - Class B	315,455
2,500	Sponda OYJ	9,790
977	Technopolis OYJ*	4,110
1,286	Tieto OYJ	29,467
13,943	UPM-Kymmene OYJ	250,574
2,209	Valmet OYJ	24,756
		875,386

	FRANCE – 2.5%
409	Alten S.A.	19,241
20,113	AXA S.A.	505,365
3,991	AXA S.A. - ADR	101,092
588	Belvedere S.A.*	12,831
676	Boiron S.A.	69,781
1,153	Cap Gemini S.A.	99,956
2,451	Cie Generale des Etablissements Michelin	262,244
8,766	Credit Agricole S.A.	130,683
19,576	Derichebourg S.A.*	66,835
1,092	Groupe Fnac*	73,256
891	Ipsen S.A.	47,509
769	Klepierre - REIT	34,118
6,736	L'Oreal S.A.	1,270,420
3,180	Lagardere SCA	96,203
48,651	Natixis S.A.	364,490
246	Nexity S.A.	9,909
36,647	Orange S.A.	577,702
46,026	Peugeot S.A.*	958,018
12,187	Sanofi	1,200,181
14,038	Sanofi - ADR	693,618
1,351	SCOR S.E.	46,251
1,399	Societe BIC S.A.	230,493
4,464	Societe Generale S.A.	207,996
14,500	Technicolor S.A.	92,923
857	Teleperformance	63,072
729	Thales S.A.	45,281
2,464	TOTAL S.A. - ADR	124,407
1,593	UBISOFT Entertainment*	28,722
587	Unibail-Rodamco S.E. - REIT	150,690
1,729	Valeo S.A.	275,432

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	FRANCE (Continued)
9,949	Vivendi S.A.	$252,795
		8,111,514

	GERMANY – 1.7%
4,412	Allianz S.E.	693,638
1,780	Allianz S.E. - ADR[2]	28,088
763	Alstria Office REIT AG - REIT	9,894
3,356	Bayer A.G.[2]	477,116
397	Cewe Stiftung & Co. KGaA	23,986
3,135	Commerzbank A.G.*	41,826
641	Continental A.G.	148,229
191	CTS Eventim A.G. & Co. KGaA	6,797
4,247	Daimler A.G.	398,347
474	Deutsche Boerse A.G.	38,052
242	Deutsche Euroshop A.G.	11,709
9,388	Deutsche Post A.G.	283,703
7,082	Deutsche Telekom A.G.	122,169
1,406	Drillisch A.G.	65,427
619	Duerr A.G.	63,372
2,799	Freenet A.G.	92,193
2,188	Fresenius S.E. & Co. KGaA	139,574
415	Hamborner REIT A.G. - REIT	4,647
5,697	Hannover Rueck S.E.	554,195
4,557	Infineon Technologies A.G.	59,512
5,143	K+S A.G.[2]	167,795
698	Krones A.G.	76,561
304	LEG Immobilien A.G.	22,288
7,152	Merck KGaA	766,334
4,115	METRO A.G.	143,310
984	Muenchener Rueckversicherungs A.G.	181,828
3,606	OSRAM Licht A.G.	190,308
355	PATRIZIA Immobilien A.G.*	7,355
4,490	Porsche Automobil Holding S.E. - ADR	39,602
1,012	ProSiebenSat.1 Media A.G.	48,464
2,680	Siemens A.G.	282,387
619	STRATEC Biomedical A.G.[2]	31,485
1,130	Stroeer Media S.E.	47,320
4,728	United Internet A.G.[2]	220,842
		5,488,353

	GUERNSEY – 0.6%
34,304	Amdocs Ltd.	1,881,574

	HONG KONG – 0.9%
150,034	AIA Group Ltd.	984,903
12,000	BOC Hong Kong Holdings Ltd.	49,254

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	HONG KONG (Continued)
6,500	China Mobile Ltd.	$85,525
240	China Mobile Ltd. - ADR	15,778
28,532	China Unicom Hong Kong Ltd. - ADR	485,044
66,000	Guangdong Investment Ltd.	92,317
4,000	Henderson Land Development Co., Ltd.	32,221
3,400	Hong Kong Exchanges and Clearing Ltd.	130,462
85,000	Hong Kong Television Network Ltd.*	31,769
4,500	Hopewell Holdings Ltd.	17,569
15,000	Hutchison Whampoa Ltd.	222,476
656	Hutchison Whampoa Ltd. - ADR	19,463
7,000	Hysan Development Co., Ltd.	31,908
3,880	Lenovo Group Ltd. - ADR	122,686
14,500	Link REIT - REIT	84,051
105,000	New World Development Co., Ltd.	139,836
8,000	PCCW Ltd.	4,997
44,000	Shun Tak Holdings Ltd.	26,171
116,000	Sino Land Co., Ltd.	197,875
7,000	Sun Hung Kai Properties Ltd.	118,379
2,000	Swire Pacific Ltd. - Class A	26,841
9,000	Wheelock & Co., Ltd.	48,408
		2,967,933

	INDIA – 0.1%
4,400	Dr Reddy's Laboratories Ltd. - ADR[2]	243,892

	INDONESIA – 0.5%
263,000	Bank Central Asia Tbk P.T.	280,682
94,500	Bank Negara Indonesia Persero Tbk P.T.	49,012
2,172,100	Kalbe Farma Tbk P.T.	301,899
571,600	Perusahaan Gas Negara Persero Tbk P.T.	185,331
176,000	Semen Indonesia Persero Tbk P.T.	178,791
1,440,000	Telekomunikasi Indonesia Persero Tbk P.T.	310,080
4,581	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	198,174
		1,503,969

	IRELAND – 0.3%
2,353	Accenture PLC - Class A	225,982
1,300	Eaton Corp. PLC	93,067
13,977	Greencore Group PLC[2]	70,396
544	Horizon Pharma PLC*1	17,642
8,576	Medtronic PLC	654,520
7,135	UDG Healthcare PLC	57,852
		1,119,459

	ISLE OF MAN – 0.1%
1,401	Optimal Payments PLC*	6,024

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	ISLE OF MAN (Continued)
11,057	Playtech PLC	$140,404
7,724	Redefine International PLC - REIT	6,493
		152,921

	ISRAEL – 0.4%
722	Alony Hetz Properties & Investments Ltd. - REIT	5,833
2,563	Check Point Software Technologies Ltd.*	217,137
2,349	Elbit Systems Ltd.[2]	171,433
763	Gazit-Globe Ltd.	9,492
151	Melisron Ltd.	5,671
2,045	NICE-Systems Ltd. - ADR	128,221
384	Osem Investments Ltd.	7,772
2,019	Shikun & Binui Ltd.	4,667
324	Strauss Group Ltd.*	5,498
11,107	Teva Pharmaceutical Industries Ltd. - ADR	667,531
		1,223,255

	ITALY – 0.5%
1,067	Banca IFIS S.p.A.	22,995
32,496	Banca Popolare di Milano Scarl	33,712
4,172	Banca Popolare di Sondrio Scarl	20,089
11,514	Banco Popolare SC*	194,693
8,185	Beni Stabili S.p.A. SIIQ - REIT[2]	6,111
2,672	Brembo S.p.A.	113,596
2,774	Cementir Holding S.p.A.	18,310
5,168	Credito Valtellinese Scarl*	7,080
2,885	Eni S.p.A.[2]	51,989
5,871	Esprinet S.p.A.	50,121
18,012	Finmeccanica S.p.A.*	239,465
7,142	Mediaset S.p.A.	34,486
26,884	Mediobanca S.p.A.	277,165
5,712	Pirelli & C. S.p.A.	96,913
6,807	Recordati S.p.A.	143,208
5,109	Saras S.p.A.*	8,490
44,468	UniCredit S.p.A.	311,988
1,267	Unipol Gruppo Finanziario S.p.A.	6,869
		1,637,280

	JAPAN – 7.5%
2	Activia Properties, Inc. - REIT	17,091
1,900	ADEKA Corp.	26,237
8	Advance Residence Investment Corp. - REIT	19,273
200	Aeon Delight Co., Ltd.	5,461
300	Aeon Mall Co., Ltd.	5,494
9	AEON REIT Investment Corp. - REIT	11,599

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
800	Ain Pharmaciez, Inc.	$31,718
6,000	Ajinomoto Co., Inc.	123,601
1,200	Alfresa Holdings Corp.	18,328
1,800	Alpine Electronics, Inc.	38,330
1,000	Alps Electric Co., Ltd.	25,549
3,200	Amada Holdings Co., Ltd.	32,549
34,000	ANA Holdings, Inc.	93,376
1,000	Arcland Sakamoto Co., Ltd.	23,378
300	Arcs Co., Ltd.	6,267
24,000	Asahi Kasei Corp.	212,302
25,700	Astellas Pharma, Inc.	373,003
1,200	Bandai Namco Holdings, Inc.	24,596
29,000	Bank of Yokohama Ltd.	179,601
1,400	Bic Camera, Inc.	13,892
19,200	Bridgestone Corp.	796,892
6,000	Bunka Shutter Co., Ltd.	50,683
2,600	Calbee, Inc.	99,448
4,000	Calsonic Kansei Corp.	29,956
800	Canon Marketing Japan, Inc.	14,141
53,558	Canon, Inc.	1,848,193
3,100	Central Japan Railway Co.	537,238
300	Century Tokyo Leasing Corp.	9,333
9,000	Chugoku Marine Paints Ltd.	70,095
1,600	CKD Corp.	16,757
4	Comforia Residential REIT, Inc. - REIT	8,432
500	CyberAgent, Inc.	23,147
19,000	Daicel Corp.	246,258
23,026	Daihatsu Motor Co., Ltd.	335,756
200	Daito Trust Construction Co., Ltd.	22,194
1,000	Daiwa House Industry Co., Ltd.	23,949
3	Daiwa House REIT Investment Corp. - REIT	12,915
6	Daiwa House Residential Investment Corp. - REIT	13,444
2	Daiwa Office Investment Corp. - REIT	9,864
3,000	Daiwa Securities Group, Inc.	23,656
600	Denso Corp.	31,304
700	Dip Corp.	55,306
300	Disco Corp.	27,860
3,100	DTS Corp.	66,245
1,000	Ezaki Glico Co., Ltd.	43,716
500	FANUC Corp.	110,091
1,000	Foster Electric Co., Ltd.	24,547
3	Frontier Real Estate Investment Corp. - REIT	14,196
5,100	Fuji Heavy Industries Ltd.	191,454
800	Fuji Oil Co., Ltd.	12,663

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
6,200	FUJIFILM Holdings Corp.	$235,924
3,200	Fujimi Inc	48,337
1,000	Fujitsu General Ltd.*	13,707
38,000	Fujitsu Ltd.	212,499
3,000	Fukuda Corp.	19,502
13,000	Fukuoka Financial Group, Inc.	69,631
5	Fukuoka REIT Corp. - REIT	8,792
400	Funai Electric Co., Ltd.*	4,857
100	Fuyo General Lease Co., Ltd.	4,218
14	GLP J-Reit - REIT	13,722
3,400	GMO internet, Inc.	39,578
17,400	GungHo Online Entertainment, Inc.	63,879
8,000	Hachijuni Bank Ltd.	60,477
9,000	Hakuhodo DY Holdings, Inc.	96,878
3,400	Happinet Corp.	36,921
1,500	Haseko Corp.	17,441
10,100	Hazama Ando Corp.	54,882
8	Heiwa Real Estate REIT, Inc. - REIT	6,107
1,800	Heiwado Co., Ltd.	40,148
1,000	Higo Bank Ltd.	6,326
500	HIS Co., Ltd.	15,573
2,900	Hitachi Chemical Co., Ltd.	57,165
5,500	Hitachi High-Technologies Corp.	154,665
3,000	Hitachi Kokusai Electric, Inc.	44,233
1,600	Hokkaido Electric Power Co., Inc.*	16,211
17,745	Honda Motor Co., Ltd. - ADR	607,234
9,900	Hoya Corp.	363,993
700	Hulic Co., Ltd.	7,195
6	Hulic Reit, Inc. - REIT	8,692
2,000	Hyakugo Bank Ltd.	9,460
3,000	Hyakujushi Bank Ltd.	10,883
100	IBJ Leasing Co., Ltd.	2,122
480	Iida Group Holdings Co., Ltd.*	7,776
2	Industrial & Infrastructure Fund Investment Corp. - REIT	9,340
3,000	ITOCHU Corp.	40,321
698	ITOCHU Corp. - ADR	18,748
3,900	IwaiCosmo Holdings Inc.	50,289
800	Izumi Co., Ltd.	31,713
100	Jafco Co., Ltd.	3,830
20,000	Japan Airlines Co., Ltd.	685,227
200	Japan Airport Terminal Co., Ltd.	11,584
1,000	Japan Aviation Electronics Industry Ltd.	27,292
10	Japan Excellent, Inc. - REIT	12,612
25	Japan Hotel REIT Investment Corp. - REIT	17,059

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
5	Japan Logistics Fund, Inc. - REIT	$10,263
3	Japan Prime Realty Investment Corp. - REIT	9,843
4	Japan Real Estate Investment Corp. - REIT	18,357
11	Japan Rental Housing Investments, Inc. - REIT	7,285
8	Japan Retail Fund Investment Corp. - REIT	16,024
4,400	Japan Tobacco, Inc.	159,676
4,400	JSR Corp.	79,859
10,100	JTEKT Corp.	184,021
1,000	Juroku Bank Ltd.	3,758
9,800	JVC Kenwood Corp.	28,356
1,000	Kaken Pharmaceutical Co., Ltd.	32,651
1,000	Kao Corp.	45,418
6,000	Kawasaki Heavy Industries Ltd.	30,192
5,400	KDDI Corp.	121,558
1,000	Keiyo Bank Ltd.	5,435
3	Kenedix Office Investment Corp. - REIT	15,633
3	Kenedix Residential Investment Corp. - REIT	8,804
2,600	Kenedix, Inc.	11,038
2,100	Kissei Pharmaceutical Co., Ltd.	55,211
600	Kiyo Bank Ltd.	8,585
500	KLab Inc.*	5,867
51,000	Kobe Steel Ltd.	95,210
1,600	Koei Tecmo Holdings Co., Ltd.	27,529
3,100	Koito Manufacturing Co., Ltd.	120,917
18,400	Konica Minolta, Inc.	230,411
8,200	Konoike Transport Co., Ltd.	101,733
1,200	Kose Corp.	78,406
2,200	Kura Corp.	83,261
800	Kusuri No. Aoki Co., Ltd.	28,967
600	Kyocera Corp.	32,559
4,000	Kyowa Hakko Kirin Co., Ltd.	50,343
7,000	Kyudenko Corp.	103,832
2,600	Leopalace21 Corp.*	14,965
1,000	Mabuchi Motor Co., Ltd.	60,536
2,000	Maeda Road Construction Co., Ltd.	39,223
2,500	Makita Corp.	135,496
2,700	MEIJI Holdings Co., Ltd.	306,848
1,300	Meitec Corp.	47,329
15,800	Mitsubishi Chemical Holdings Corp.	99,096
25,000	Mitsubishi Electric Corp.	341,409
4,000	Mitsubishi Estate Co., Ltd.	89,245
3,300	Mitsubishi Tanabe Pharma Corp.	52,273
49,500	Mitsubishi UFJ Financial Group, Inc.	365,003
3,000	Mitsui Fudosan Co., Ltd.	87,190

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
900	Mitsumi Electric Co., Ltd.	$6,315
6,100	Mixi, Inc.	259,430
9	Mori Hills REIT Investment Corp. - REIT	11,963
6	Mori Trust Sogo Reit, Inc. - REIT	11,191
4,000	Morinaga & Co., Ltd.	15,125
1,000	Murata Manufacturing Co., Ltd.	162,084
100	Nakanishi, Inc.	3,598
1,000	Nanto Bank Ltd.	3,616
10,800	Nexon Co., Ltd.	145,331
1,000	NH Foods Ltd.	21,645
2,400	NHK Spring Co., Ltd.	28,083
900	Nichi-iko Pharmaceutical Co., Ltd.	20,765
3	Nippon Accommodations Fund, Inc. - REIT	11,462
4	Nippon Building Fund, Inc. - REIT	18,665
2,000	Nippon Chemi-Con Corp.	6,358
4	Nippon Prologis REIT, Inc. - REIT	7,693
2,000	Nippon Seiki Co., Ltd.	42,547
4,500	Nippon Telegraph & Telephone Corp.	311,218
15,430	Nippon Telegraph & Telephone Corp. - ADR	534,958
33,000	Nippon Yusen KK	99,331
10,000	Nishi-Nippon City Bank Ltd.	28,019
3,000	Nishimatsu Construction Co., Ltd.*	11,057
2,400	Nissha Printing Co., Ltd.	43,433
1,800	Nitto Denko Corp.	139,378
7,100	NOK Corp.	233,685
1,300	Nomura Co., Ltd.	14,516
4,000	Nomura Holdings, Inc.	26,421
200	Nomura Real Estate Holdings, Inc.	4,095
10	Nomura Real Estate Master Fund, Inc. - REIT	12,816
3	Nomura Real Estate Office Fund, Inc. - REIT	13,711
2	Nomura Real Estate Residential Fund, Inc. - REIT	11,305
92,501	NTT DOCOMO, Inc.	1,662,108
1,000	Obara Group, Inc.	64,428
150	Okinawa Electric Power Co., Inc.	3,875
1,000	OKUMA Corp.	10,856
3,200	Omron Corp.	148,296
2,600	ORIX Corp.	40,995
14	Orix JREIT, Inc. - REIT	19,875
17,366	Otsuka Holdings Co., Ltd.	541,883
1,200	Pal Co., Ltd.	41,123
7,900	Panasonic Corp.	115,634
100	PeptiDream, Inc.*	8,880
700	Pilot Corp.	46,145
100	Pola Orbis Holdings, Inc.	5,476

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
2	Premier Investment Corp. - REIT	$10,939
8,000	Prima Meat Packers Ltd.	22,199
100	Relo Holdings, Inc.	8,009
400	Resorttrust Inc.	10,093
4,900	Rohm Co., Ltd.	345,308
200	Ryohin Keikaku Co., Ltd.	33,820
1,500	S Foods, Inc.	27,708
2,200	Saizeriya Co., Ltd.	43,518
1,200	San-A Co., Ltd.	49,309
400	Sangetsu Co., Ltd.	5,922
4,000	Sankyu, Inc.	21,246
4,300	Santen Pharmaceutical Co., Ltd.	59,553
4,000	SCREEN Holdings Co., Ltd.	30,656
5,800	Secom Co., Ltd.	386,522
1,200	Seikagaku Corp.*	19,049
5,100	Seiko Epson Corp.	93,912
2,000	Sekisui House Ltd.	33,288
10	Sekisui House SI Residential Investment Corp. - REIT	10,662
1,400	Seven & I Holdings Co., Ltd.	57,817
10,000	Shimadzu Corp.	132,186
200	Shimamura Co., Ltd.*	21,476
11,000	Shimizu Corp.	83,868
34	Shin-Etsu Chemical Co., Ltd.	2,069
4,000	Shindengen Electric Manufacturing Co., Ltd.	22,017
10,800	Shionogi & Co., Ltd.	381,902
4,700	SKY Perfect JSAT Holdings, Inc.	25,978
1,600	Sodick Co., Ltd.	13,880
1,100	Sohgo Security Services Co., Ltd.	38,384
600	Sony Corp.*	18,552
4,000	Sotetsu Holdings, Inc.	18,387
100	St. Marc Holdings Co., Ltd.	3,341
2,300	Sumco Corp.	34,582
11,000	Sumitomo Chemical Co., Ltd.	63,894
118,000	Sumitomo Heavy Industries Ltd.	771,910
4,800	Sumitomo Mitsui Financial Group, Inc.	217,821
1,000	Sumitomo Realty & Development Co., Ltd.	38,362
15,707	Suntory Beverage & Food Ltd.	653,021
3,400	Suzuki Motor Corp.	118,023
1,500	Takasago Thermal Engineering Co., Ltd.*	17,568
400	Takeuchi Manufacturing Co., Ltd.	21,389
7,100	TDK Corp.	566,496
29,000	Teijin Ltd.	107,861
2,900	THK Co., Ltd.	69,449
2,000	Toei Co., Ltd.	14,676

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
1,200	Toho Holdings Co., Ltd.	$25,221
26,800	Tokyo Electric Power Co., Inc.*	152,441
500	Tokyo Electron Ltd.	32,135
1,100	Tokyo Steel Manufacturing Co., Ltd.	8,534
1,000	Tokyo Tatemono Co., Ltd.	7,721
1,000	Tokyu Fudosan Holdings, Corp.	7,493
10	Tokyu REIT, Inc. - REIT	13,037
2	Top REIT, Inc. - REIT	8,391
400	Toppan Forms Co., Ltd.	5,183
2,600	Toridoll Corp.	31,608
2,000	Tosoh Corp.	11,920
500	Toyo Tire & Rubber Co., Ltd.	11,088
1,300	Toyoda Gosei Co., Ltd.	32,204
4,200	Toyota Motor Corp.	289,718
14,500	Trend Micro, Inc.	508,010
1,000	Tsubakimoto Chain Co.	8,915
1,200	Tsuruha Holdings, Inc.	89,962
100	UMN Pharma, Inc.*	2,427
13	Unicharm Corp.	287
6	United Urban Investment Corp. - REIT	8,949
1,000	Valor Co., Ltd.	20,433
200	Welcia Holdings Co., Ltd.	9,194
4,600	West Japan Railway Co.	272,797
7,100	Yamaha Corp.	143,790
5,700	Yamaha Motor Co., Ltd.	141,997
		24,307,501

	JERSEY – 0.2%
26,002	Beazley PLC	118,297
1,400	Delphi Automotive PLC	121,772
3,219	Randgold Resources Ltd. - ADR	232,508
3,021	Shire PLC	261,289
		733,866

	LIBERIA – 0.1%
3,400	Royal Caribbean Cruises Ltd.	258,332

	LUXEMBOURG – 0.0%
876	Tenaris S.A. - ADR	25,203

	MALAYSIA – 1.4%
247,100	AMMB Holdings Bhd	423,919
229,700	Axiata Group Bhd	411,960
133,500	CIMB Group Holdings Bhd	206,288
182,000	DiGi.Com Bhd	278,387
83,700	Genting Bhd	194,334

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	MALAYSIA (Continued)
59,200	IHH Healthcare Bhd	$94,104
136,700	IJM Corp. Bhd	262,199
195,200	IOI Corp. Bhd	212,340
149,800	Malayan Banking Bhd	368,705
231,400	Maxis Bhd	434,324
56,600	Petronas Gas Bhd	338,118
170,500	Sime Darby Bhd	386,748
203,800	Telekom Malaysia Bhd	404,170
111,700	Tenaga Nasional Bhd	406,690
		4,422,286

	MALTA – 0.0%
1,459	Unibet Group PLC	86,584

	MEXICO – 0.7%
64,400	Alfa S.A.B. de C.V. - Class A	126,551
13,300	America Movil S.A.B. de C.V. - ADR[2]	279,300
76,000	Arca Continental S.A.B. de C.V.	460,869
900	Coca-Cola Femsa S.A.B. de C.V. - Series L - ADR	76,545
22,200	Gruma S.A.B. de C.V. - Class B	293,148
2,500	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	178,000
11,000	Grupo Financiero Banorte S.A.B. de C.V. - Class O	62,097
22,700	Grupo Financiero Inbursa S.A.B. de C.V. - Class O	51,845
7,100	Grupo Financiero Santander Mexico S.A.B. de C.V. - Class B - ADR	67,166
69,700	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	157,425
24,700	Mexichem S.A.B. de C.V.	74,843
14,200	OHL Mexico S.A.B. de C.V.*	19,135
186,000	Wal-Mart de Mexico S.A.B. de C.V.	459,235
		2,306,159

	NETHERLANDS – 1.1%
258	Airbus Group S.E.	17,560
1,431	ASML Holding N.V.	160,177
3,864	BE Semiconductor Industries N.V.	104,847
2,488	Boskalis Westminster N.V.	123,108
41	Cimpress N.V.*1	3,375
265	Eurocommercial Properties N.V.	11,853
20,972	Fiat Chrysler Automobiles N.V.*	335,475
1,003	Heineken N.V.	78,485
15,593	ING Groep N.V.	257,465
32,467	Koninklijke Ahold N.V.	659,516
4,647	Koninklijke BAM Groep N.V.*	18,165
10,900	LyondellBasell Industries N.V. - Class A1	1,101,990
1,327	NSI N.V. - REIT	5,609
1,005	PostNL N.V.*	4,556
10,340	Reed Elsevier N.V.	250,726

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	NETHERLANDS (Continued)
3,452	Royal Imtech N.V.*2	$15,218
180	Vastned Retail N.V. - REIT	8,309
212	Wereldhave N.V. - REIT	12,817
7,668	Wessanen	66,219
13,334	Wolters Kluwer N.V.	414,474
		3,649,944

	NORWAY – 0.0%
654	Austevoll Seafood A.S.A.	3,699
2,273	Borregaard A.S.A.	16,370
8,916	Kvaerner A.S.A.	6,220
265	REC Solar A.S.A.*	3,598
1,752	SpareBank 1 Nord Norge	9,852
8,419	Storebrand A.S.A.*	30,175
		69,914

	PERU – 0.0%
10,161	Grana y Montero SAA - ADR[2]	78,545

	POLAND – 0.4%
1,395	Bank Pekao S.A.	69,765
1,409	Bank Zachodni WBK S.A.*	127,965
25,420	Orange Polska S.A.	70,506
72,495	PGE Polska Grupa Energetyczna S.A.	397,671
12,323	Powszechna Kasa Oszczednosci Bank Polski S.A.	107,469
3,069	Powszechny Zaklad Ubezpieczen S.A.	367,190
		1,140,566

	PUERTO RICO – 0.0%
635	First BanCorp Puerto Rico*1	3,886
3,500	Popular, Inc.*	113,715
676	Triple-S Management Corp. - Class B*	16,224
		133,825

	SINGAPORE – 0.6%
4,000	Ascendas Real Estate Investment Trust - REIT[2]	7,114
42,400	Asian Pay Television Trust	28,936
2,800	Avago Technologies Ltd.[1]	414,596
4,000	CapitaLand Commercial Trust - REIT	4,786
4,000	CapitaLand Mall Trust - REIT	6,426
11,900	ComfortDelGro Corp. Ltd.	26,990
37,946	DBS Group Holdings Ltd.	570,500
47,632	Flextronics International Ltd.*	578,729
16,000	Keppel - REIT[2]	14,176
11,000	Mapletree Commercial Trust - REIT	12,689
17,000	Mapletree Greater China Commercial Trust - REIT[2]	13,487
10,000	Mapletree Industrial Trust - REIT	11,822

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	SINGAPORE (Continued)
13,000	Mapletree Logistics Trust - REIT	$11,233
15,300	Pacific Radiance Ltd.	6,683
2,000	Sembcorp Industries Ltd.	6,165
2,000	Singapore Exchange Ltd.	12,500
3,000	Singapore Technologies Engineering Ltd.	7,560
13,000	SMRT Corp. Ltd.	15,418
6,000	United Overseas Bank Ltd.	102,845
1,000	UOL Group Ltd.	5,445
		1,858,100

	SOUTH AFRICA – 1.3%
7,789	Aspen Pharmacare Holdings Ltd.	234,410
10,646	Bidvest Group Ltd.	263,927
83,993	FirstRand Ltd.	359,899
48,260	Life Healthcare Group Holdings Ltd.	145,025
10,802	Mediclinic International Ltd.	95,020
20,824	Mr. Price Group Ltd.[2]	413,988
13,152	MTN Group Ltd.	233,017
1,981	Naspers Ltd. - N Shares	290,712
15,780	Nedbank Group Ltd.	313,234
40,539	Netcare Ltd.	129,904
23,204	RMB Holdings Ltd.	125,063
37,764	Sanlam Ltd.	212,637
9,007	Shoprite Holdings Ltd.	119,499
17,882	Standard Bank Group Ltd.	232,771
6,703	Steinhoff International Holdings Ltd.	41,539
7,823	Tiger Brands Ltd.[2]	180,755
39,929	Truworths International Ltd.	285,298
17,934	Vodacom Group Ltd.[2]	197,449
60,152	Woolworths Holdings Ltd.	473,163
		4,347,310

	SOUTH KOREA – 1.2%
1,320	Amorepacific Corp.	479,516
1,609	Dongbu Insurance Co., Ltd.	74,385
588	E-Mart Co., Ltd.	130,375
2,018	Hyundai Glovis Co., Ltd.	454,719
419	Hyundai Mobis Co., Ltd.	84,387
241	Hyundai Wia Corp.	30,977
11,888	Kangwon Land, Inc.	431,213
3,594	Kia Motors Corp.	154,237
1,027	Korea Electric Power Corp. - ADR[2]	21,228
3,166	KT&G Corp.	274,919
5,060	LG Display Co., Ltd.	133,382
94	LG Household & Health Care Ltd.	68,398

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	SOUTH KOREA (Continued)
34,800	LG Uplus Corp.	$292,096
357	NAVER Corp.	195,669
41	Orion Corp.	46,232
1,718	S-1 Corp.	127,995
1,132	Samsung C&T Corp.	64,266
229	Samsung Electronics Co., Ltd.	269,390
327	Samsung Fire & Marine Insurance Co., Ltd.	89,688
460	Samsung Life Insurance Co., Ltd.	46,465
1,608	SK Telecom Co., Ltd.	355,466
		3,825,003

	SPAIN – 0.6%
197	Almirall S.A.	4,067
24,931	Banco Bilbao Vizcaya Argentaria S.A.	246,744
56,407	Banco Santander S.A.	402,142
8,845	Ence Energia y Celulosa S.A	32,170
6,230	Gamesa Corp. Tecnologica S.A.*	95,767
118,301	Iberdrola S.A.	817,563
1,024	Inditex S.A.	33,902
22,371	Inmobiliaria Colonial S.A.*	15,349
7,230	International Consolidated Airlines Group S.A.*	61,063
1,214	Merlin Properties Socimi S.A. - REIT*	15,800
11,514	Repsol S.A.	219,182
		1,943,749

	SWEDEN – 0.8%
564	Axfood A.B.	8,643
8,606	Bilia A.B. - A Shares*	169,588
19,712	Boliden A.B.	423,266
890	Castellum A.B.	12,772
11,895	Electrolux A.B.	363,240
1,432	Fabege A.B.	19,963
2,380	Haldex A.B.	33,862
4,105	Hennes & Mauritz A.B. - B Shares	161,941
1,160	Hufvudstaden A.B. - A Shares	14,864
20,290	Husqvarna A.B. - B Shares	154,525
1,216	Intrum Justitia A.B.	37,180
703	Investment A.B. Kinnevik - B Shares	23,497
1,112	Investor A.B. - B Shares	43,947
999	Kungsleden A.B.	6,446
392	L E Lundbergforetagen A.B. - B Shares	17,909
2,250	Loomis A.B. - Class B	66,170
634	Nobia A.B.	6,929
4,230	Nordea Bank A.B.	55,085
8,420	SAS A.B.*	15,112

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	SWEDEN (Continued)
6,412	Securitas A.B. - B Shares	$87,202
16,409	Skandinaviska Enskilda Banken A.B. - Class A	202,958
6,936	Skanska A.B. - B Shares	144,552
2,680	Svenska Cellulosa A.B. SCA - Class B	69,987
5,641	Swedish Match A.B.	168,046
352	Swedish Orphan Biovitrum A.B.*	5,326
2,372	Tele2 A.B. - B Shares	27,926
12,290	Telefonaktiebolaget LM Ericsson - B Shares	138,331
1,592	Tethys Oil A.B.	11,916
1,592	Tethys Oil A.B. - Redemption Shares*	372
1,780	Wallenstam A.B. - B Shares	13,946
680	Wihlborgs Fastigheter A.B.	11,435
		2,516,936

	SWITZERLAND – 2.7%
8,978	ABB Ltd.	196,861
476	ACE Ltd.	50,684
288	Actelion Ltd.	40,287
25,547	Allied World Assurance Co. Holdings A.G.	1,085,492
146	Allreal Holding A.G.	20,398
2,285	Ascom Holding A.G.	40,500
255	Autoneum Holding A.G.	55,760
1,177	Baloise Holding A.G.	146,682
133	Forbo Holding A.G.	162,925
54	Georg Fischer A.G.	40,930
198	Givaudan S.A.	362,740
184	Helvetia Holding A.G.	103,091
237	Kudelski S.A.	3,604
4,690	Logitech International S.A.	75,600
1,027	Lonza Group A.G.	144,409
57	Mobimo Holding A.G.	12,012
9,960	Nestle S.A.	771,671
16,366	Nestle S.A. - ADR	1,267,383
11,194	Novartis A.G.	1,148,858
3,005	Novartis A.G. - ADR	308,704
226	PSP Swiss Property A.G.	19,428
2,009	Roche Holding A.G.	612,486
56	Santhera Pharmaceutical Holding A.G.*	5,382
2,960	Swiss Life Holding A.G.	710,257
3,910	Swiss Re A.G.	351,332
364	Syngenta A.G.	165,633
1,300	TE Connectivity Ltd.	89,700
81	Zehnder Group A.G.	3,702
1,293	Zurich Insurance Group A.G.	412,730

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	SWITZERLAND (Continued)
10,990	Zurich Insurance Group A.G. - ADR	$351,350
		8,760,591

	TAIWAN – 2.1%
25,043	Advanced Semiconductor Engineering, Inc. - ADR	176,803
27,000	Asustek Computer, Inc.	265,423
149,000	Chunghwa Telecom Co., Ltd.	471,319
29,625	Chunghwa Telecom Co., Ltd. - ADR[2]	938,224
95,000	Compal Electronics, Inc.	78,288
51,000	Far EasTone Telecommunications Co., Ltd.	121,084
164,797	Foxconn Technology Co., Ltd.	578,478
78,848	Hon Hai Precision Industry Co., Ltd.	254,134
15,000	Kinsus Interconnect Technology Corp.	45,383
4,000	Largan Precision Co., Ltd.	443,762
6,000	Novatek Microelectronics Corp.	32,587
33,000	Pegatron Corp.	98,169
59,000	President Chain Store Corp.	425,643
15,000	Quanta Computer, Inc.	37,946
94,940	Realtek Semiconductor Corp.	288,759
64,000	Taiwan Mobile Co., Ltd.	225,134
82,888	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,012,521
121,348	Uni-President Enterprises Corp.	215,820
32,391	United Microelectronics Corp. - ADR	72,880
136,020	Wistron Corp.	111,263
		6,893,620

	THAILAND – 0.4%
11,900	Advanced Info Service PCL	82,580
105,000	Bangkok Dusit Medical Services PCL	60,144
331,500	CP ALL PCL	450,382
79,900	PTT Global Chemical PCL	155,419
37,000	PTT PCL	381,362
56,300	Thai Oil PCL	89,416
		1,219,303

	TURKEY – 0.2%
8,823	BIM Birlesik Magazalar AS	161,868
17,988	KOC Holding AS	80,368
10,207	Turk Hava Yollari AO*	34,588
115,842	Turk Telekomunikasyon AS	302,391
4,319	Turkcell Iletisim Hizmetleri AS	18,825
		598,040

	UNITED KINGDOM – 4.7%
5,331	3i Group PLC	45,947
2,635	Abcam PLC	21,521

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
1,258	Acacia Mining PLC	$5,857
6,924	Afren PLC*	317
2,269	Alent PLC	13,244
1,158	Amlin PLC	8,643
2,100	Aon PLC	212,562
5,634	ARM Holdings PLC	99,656
6,554	Associated British Foods PLC[2]	304,143
2,341	AstraZeneca PLC	157,656
898	AstraZeneca PLC - ADR	60,660
2,876	Aviva PLC	23,068
1,632	Aviva PLC - ADR	26,275
5,321	Balfour Beatty PLC	20,242
204,617	Barclays PLC	847,325
4,242	Barratt Developments PLC	38,504
2,715	Bellway PLC	97,617
2,043	Betfair Group PLC	83,292
13,797	BG Group PLC	240,489
1,138	Big Yellow Group PLC - REIT	11,361
3,417	Booker Group PLC	9,292
243	Bovis Homes Group PLC	4,067
62,651	BP PLC	433,528
5,819	British Land Co. PLC - REIT	76,720
91,401	BT Group PLC	625,136
16,199	Cable & Wireless Communications PLC	16,745
3,725	Cairn Energy PLC*	9,681
4,226	Capital & Counties Properties PLC	27,115
9,421	Centrica PLC	39,916
4,335	Close Brothers Group PLC	106,230
2,425	Compass Group PLC - ADR	42,729
920	CSR PLC	12,416
16,178	Dart Group PLC	102,491
2,546	Debenhams PLC	3,692
643	Derwent London PLC - REIT	35,003
2,126	Dialog Semiconductor PLC*	118,672
969	Diploma PLC	11,974
159,656	Direct Line Insurance Group PLC	823,156
470	Domino's Pizza Group PLC	5,718
3,619	DS Smith PLC	19,664
8,787	easyJet PLC	216,323
3,691	EnQuest PLC*	3,017
4,374	Evraz PLC*	11,281
61,814	Ferrexpo PLC	70,479
318	Fidessa Group PLC	10,839
1,953	Foxtons Group PLC*	8,471

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
8,250	GlaxoSmithKline PLC - ADR	$366,052
9,162	Globo PLC*	7,850
2,343	Go-Ahead Group PLC	95,161
3,937	Grainger PLC	12,822
2,277	Great Portland Estates PLC - REIT	28,817
4,063	Greggs PLC	73,736
1,728	Hammerson PLC - REIT	17,661
5,830	Hansteen Holdings PLC - REIT	11,031
13,772	Hays PLC	34,082
2,851	Hikma Pharmaceuticals PLC	90,622
63,734	HSBC Holdings PLC	605,522
630	HSBC Holdings PLC - ADR	29,925
1,134	Hunting PLC	10,677
7,907	ICAP PLC	66,957
2,025	IG Group Holdings PLC	24,231
20,411	Imperial Tobacco Group PLC	1,052,548
6,343	Inchcape PLC	81,990
3,592	Indivior PLC*	12,627
11,330	Intermediate Capital Group PLC	103,725
41,430	Investec PLC	380,044
83,208	ITV PLC	346,291
28,156	J Sainsbury PLC	108,648
2,500	Jazztel PLC*	35,597
2,034	John Wood Group PLC	22,857
112,658	Kingfisher PLC	639,190
4,817	Kingfisher PLC - ADR	54,673
5,127	Laird PLC	30,282
6,063	Land Securities Group PLC - REIT	121,855
3,484	Londonmetric Property PLC - REIT	9,079
27,920	Man Group PLC	76,294
1,103	Micro Focus International PLC	22,375
1,207	Mondi PLC	27,267
2,725	Next PLC	313,425
1,098	Northgate PLC	10,564
3,034	Ophir Energy PLC*	6,084
1,622	Pace PLC	10,235
2,348	Pennon Group PLC	30,639
31,130	Persimmon PLC	936,075
4,583	Premier Oil PLC*	11,454
2,308	Quindell PLC*	4,595
4,341	Quintain Estates & Development PLC*	7,199
11,585	Reckitt Benckiser Group PLC	1,046,306
8,295	Reckitt Benckiser Group PLC - ADR	151,301
22,228	Reed Elsevier PLC	368,884

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
1,083	Renishaw PLC	$39,726
515	Rightmove PLC	26,354
1,793	Rockhopper Exploration PLC*	1,948
54,035	Royal Bank of Scotland Group PLC*	286,143
15,730	Royal Dutch Shell PLC - A Shares	468,887
9,722	Royal Dutch Shell PLC - B Shares	294,176
6,511	SABMiller PLC - ADR	350,096
1,668	Safestore Holdings PLC - REIT	6,953
1,087	Savills PLC	16,139
1,832	Shaftesbury PLC - REIT	24,526
3,532	Smith & Nephew PLC	62,679
1,351	Soco International PLC	3,826
1,706	St. Modwen Properties PLC	11,556
5,215	Standard Chartered PLC	83,434
1,832	SVG Capital PLC*	14,391
460	Synergy Health PLC	12,851
2,250	Synthomer PLC	12,040
3,106	TalkTalk Telecom Group PLC	19,046
22,256	Taylor Wimpey PLC	62,546
1,084	Telecity Group PLC	17,874
13,683	Travis Perkins PLC	464,483
5,250	Unilever PLC	232,223
1,586	Unite Group PLC	15,090
21,286	Vodafone Group PLC	83,207
6,388	WH Smith PLC*	151,410
968	Workspace Group PLC - REIT	13,349
		15,434,936

	UNITED STATES – 30.1%
2,423	1-800-Flowers.com, Inc. - Class A*	23,043
4,437	3M Co.	705,838
1,000	A Schulman, Inc.[1]	42,770
363	Abbott Laboratories	17,642
15,094	AbbVie, Inc.[1]	1,005,109
145	ABIOMED, Inc.*1	8,659
157	ACCO Brands Corp.*	1,154
5,306	Aeropostale, Inc.*1 2	10,028
2,800	Aetna, Inc.	330,316
10,819	Aflac, Inc.	673,158
4,400	Agilent Technologies, Inc.	181,236
100	Agios Pharmaceuticals, Inc.*1	12,202
300	Alexandria Real Estate Equities, Inc. - REIT	27,819
6,903	Allstate Corp.	464,710
391	Alnylam Pharmaceuticals, Inc.*1	51,256

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
8,064	Altria Group, Inc.[1]	$412,877
349	Amazon.com, Inc.*	149,801
1,306	AMC Entertainment Holdings, Inc. - Class A	37,756
400	AMERCO	131,600
4,367	American Airlines Group, Inc.	185,030
1,642	American Eagle Outfitters, Inc.	26,880
5,625	American Express Co.	448,425
9,218	American Financial Group, Inc.	585,343
969	American National Insurance Co.	100,010
1,400	American States Water Co.	53,802
1,300	American Tower Corp. - REIT	120,627
759	American Woodmark Corp.*	38,967
548	Ameriprise Financial, Inc.	68,275
787	AmerisourceBergen Corp.	88,585
4,630	Amgen, Inc.	723,484
2,800	Amkor Technology, Inc.*1	18,928
30,200	Annaly Capital Management, Inc. - REIT	315,288
1,800	Anthem, Inc.	302,130
6,082	Apollo Commercial Real Estate Finance, Inc. - REIT[2]	104,428
28,052	Apple, Inc.	3,654,615
1,100	ArcBest Corp.	37,609
18,500	Archer-Daniels-Midland Co.	977,725
400	Arthur J. Gallagher & Co.	19,380
200	Ascena Retail Group, Inc.*1	2,956
24,494	AT&T, Inc.[2]	846,023
700	AvalonBay Communities, Inc. - REIT	116,550
2,400	Avery Dennison Corp.	148,584
969	BancFirst Corp.	56,483
500	BancorpSouth, Inc.	12,095
1,900	Bank of New York Mellon Corp.	82,384
8,100	Baxter International, Inc.	539,541
711	Becton, Dickinson and Co.	99,903
7,119	Bed Bath & Beyond, Inc.*	507,727
11,085	Benchmark Electronics, Inc.*	257,615
9,800	Best Buy Co., Inc.[1]	340,060
1,327	Big Lots, Inc.[1]	58,255
200	Bio-Techne Corp.	20,250
2,486	Biogen, Inc.*	986,917
240	BioMarin Pharmaceutical, Inc.*1	30,137
400	BlackRock, Inc.	146,312
1,500	Bloomin' Brands, Inc.	33,690
400	Bluebird Bio, Inc.*1	77,700
1,400	Boeing Co.	196,728
5,000	Booz Allen Hamilton Holding Corp.[1]	126,750

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
700	Boston Properties, Inc. - REIT	$91,021
2,384	Bristol-Myers Squibb Co.	154,006
9,800	Broadcom Corp. - Class A1	557,130
100	Broadridge Financial Solutions, Inc.	5,418
12,900	Brocade Communications Systems, Inc.	159,509
900	Brown & Brown, Inc.	29,151
1,066	Buckle, Inc.1 2	45,390
1,085	Burlington Stores, Inc.*1	57,255
2,113	CA, Inc.	64,341
1,900	Caleres, Inc.	58,767
3,600	Cambrex Corp.*	144,072
470	Capella Education Co.	25,037
7,100	Cardinal Health, Inc.	626,007
100	Carter's, Inc.	10,322
200	Cempra, Inc.*1	7,342
716	Central Pacific Financial Corp.	16,769
1,000	Century Aluminum Co.*	11,180
900	CF Industries Holdings, Inc.	284,292
537	Charles River Laboratories International, Inc.*	38,847
2,871	Chemed Corp.	356,549
2,625	Chevron Corp.	270,375
100	Chico's FAS, Inc.	1,661
30,055	Chimera Investment Corp. - REIT	433,694
6,521	Chubb Corp.	635,797
251	Church & Dwight Co., Inc.	21,076
488	Cigna Corp.	68,725
1,269	Cirrus Logic, Inc.*	47,905
42,792	Cisco Systems, Inc.	1,254,234
1,900	Citigroup, Inc.	102,752
1,827	Clear Channel Outdoor Holdings, Inc. - Class A	20,517
900	CME Group, Inc.	84,780
600	CNO Financial Group, Inc.	10,800
13,409	Coca-Cola Co.	549,233
2,080	Colgate-Palmolive Co.	138,923
1,500	Comcast Corp.	87,000
6,400	Comcast Corp. - Class A1	374,144
1,884	Comerica, Inc.	92,222
200	Community Health Systems, Inc.*	11,062
1,100	Computer Sciences Corp.	75,460
400	Con-way, Inc.	16,188
4,250	ConocoPhillips	270,640
1,400	Constant Contact, Inc.*	38,164
2,153	Continental Building Products, Inc.*1	48,012
1,822	Cooper Tire & Rubber Co.	66,886

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
300	Core-Mark Holding Co., Inc.	$16,113
3,112	Costco Wholesale Corp.	443,740
200	Cracker Barrel Old Country Store, Inc.	28,216
300	Crane Co.	18,159
667	Credit Acceptance Corp.*1	153,690
1,800	Crown Castle International Corp. - REIT	146,790
800	CubeSmart - REIT[1]	19,032
977	Cummins, Inc.	132,432
13,048	CVS Health Corp.	1,335,854
491	Cypress Semiconductor Corp.[1]	6,747
20,270	CYS Investments, Inc. - REIT	181,416
4,091	Darden Restaurants, Inc.[1]	268,124
300	Deckers Outdoor Corp.*	20,445
6,000	Delta Air Lines, Inc.	257,520
1,979	Depomed, Inc.*	41,282
2,000	DexCom, Inc.*	143,440
1,495	DHI Group, Inc.*	12,663
11,350	Diamond Offshore Drilling, Inc.	344,359
3,851	Dick's Sporting Goods, Inc.[1]	206,876
100	Dillard's, Inc. - Class A	11,601
524	Diodes, Inc.*	13,876
1,600	DIRECTV*	145,664
5,800	Discover Financial Services	337,966
3,900	Dollar General Corp.	283,101
2,000	Dollar Tree, Inc.*	149,980
500	Domtar Corp.	21,610
5,600	Dow Chemical Co.[1]	291,592
3,296	Dr. Pepper Snapple Group, Inc.	252,605
300	DST Systems, Inc.	35,520
100	DSW, Inc. - Class A	3,465
3,476	DTE Energy Co.	275,403
2,000	Duke Energy Corp.	151,460
400	Dynegy, Inc.*1	12,936
7,700	eBay, Inc.*	472,472
2,000	Edison International	121,620
5,800	Edwards Lifesciences Corp.*	758,176
8,800	Electronic Arts, Inc.*	552,244
7,377	Eli Lilly & Co.	582,045
4,500	Emergent BioSolutions, Inc.*1	143,370
181	Emerson Electric Co.[1]	10,916
15,800	Entravision Communications Corp. - Class A1	106,650
1,600	EPAM Systems, Inc.*	115,056
256	ePlus, Inc.*	19,878
300	EPR Properties - REIT	17,301

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,300	Equity LifeStyle Properties, Inc. - REIT	$71,227
1,200	Equity Residential - REIT	89,184
300	Esperion Therapeutics, Inc.*1	32,253
300	Essex Property Trust, Inc. - REIT[1]	66,786
32,430	Exelon Corp.	1,097,107
6,342	Express Scripts Holding Co.*	552,642
2,400	Extra Space Storage, Inc. - REIT1 2	168,072
19,030	Exxon Mobil Corp.	1,621,356
900	Facebook, Inc. - Class A*	71,271
259	Family Dollar Stores, Inc.	20,078
900	Ferro Corp.*1	13,653
10,700	Fidelity National Information Services, Inc.	670,890
11,640	Fifth Third Bancorp[1]	235,594
582	First Financial Corp.	19,823
4,700	Foot Locker, Inc.[1]	297,040
1,533	FormFactor, Inc.*	14,272
72	FreightCar America, Inc.	1,614
2,200	Fulton Financial Corp.	27,852
5,647	Gap, Inc.[1]	216,450
325	General Cable Corp.	6,139
3,375	General Dynamics Corp.	473,040
6,000	General Electric Co.[1]	163,620
2,300	General Growth Properties, Inc. - REIT	65,159
9,664	General Mills, Inc.	542,634
7,905	General Motors Co.	284,343
1,000	GEO Group, Inc. - REIT	37,930
63	Gigamon, Inc.*1	1,938
6,815	Gilead Sciences, Inc.	765,120
200	GNC Holdings, Inc. - Class A	8,908
4,305	Gold Resource Corp.1 2	12,614
1,600	Goldman Sachs Group, Inc.	329,904
900	Goodyear Tire & Rubber Co.	28,661
1,580	Google, Inc. - Class A*	861,606
802	Google, Inc. - Class C*1	426,752
12	Graham Holdings Co. - Class B	12,852
390	Gray Television, Inc.*1	6,224
200	Greatbatch, Inc.*	10,396
500	Green Plains, Inc.[1]	16,430
62	Harman International Industries, Inc.	7,472
51	Harris Corp.	4,060
700	Hatteras Financial Corp. - REIT	12,572
449	Hawaiian Holdings, Inc.*1	10,875
2,298	HCC Insurance Holdings, Inc.	131,400
1,600	HCP, Inc. - REIT	61,952

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
100	Health Care REIT, Inc. - REIT	$7,026
2,672	Health Net, Inc.*	166,305
100	Healthcare Realty Trust, Inc. - REIT	2,382
2,200	HealthSouth Corp.[1]	94,952
447	Heidrick & Struggles International, Inc.	11,238
174	Henry Schein, Inc.*	24,651
23,744	Hewlett-Packard Co.[1]	793,050
12,312	Home Depot, Inc.	1,371,803
700	Honeywell International, Inc.	72,940
2,861	Horace Mann Educators Corp.	98,476
2,600	Host Hotels & Resorts, Inc. - REIT	51,792
200	Howard Hughes Corp.*	29,458
4,872	Humana, Inc.	1,045,775
694	Huntington Ingalls Industries, Inc.	86,049
400	Huntsman Corp.	8,976
500	IDT Corp. - Class B	8,995
325	Ingles Markets, Inc. - Class A	15,886
1,100	Ingram Micro, Inc. - Class A*	29,491
700	Ingredion, Inc.	57,379
3,100	Insight Enterprises, Inc.*	90,923
372	Insperity, Inc.	19,575
970	Integrated Device Technology, Inc.*	22,945
10,035	Intel Corp.	345,806
556	Inteliquent, Inc.	9,802
4,932	International Business Machines Corp.	836,714
1,200	International Paper Co.	62,196
1,577	Interpublic Group of Cos., Inc.	32,202
171	Intrexon Corp.*1 2	7,203
373	Intuit, Inc.	38,848
1,000	Invesco Mortgage Capital, Inc. - REIT	15,870
3,900	Investment Technology Group, Inc.	104,754
3,102	Isle of Capri Casinos, Inc.*	44,079
200	ITT Corp.[1]	8,536
750	J&J Snack Foods Corp.	80,850
496	Jack in the Box, Inc.	43,058
1,046	John B Sanfilippo & Son, Inc.[1]	52,938
17,928	Johnson & Johnson	1,795,310
100	Jones Lang LaSalle, Inc.	17,323
9,000	JPMorgan Chase & Co.	592,020
29,777	KeyCorp1 2	434,149
600	Kforce, Inc.	13,206
5,780	Kimberly-Clark Corp.	629,211
1,600	Kimco Realty Corp. - REIT	38,336
1,700	Kraft Foods Group, Inc.	143,565

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
8,078	Kroger Co.[1]	$588,078
3,085	Kulicke & Soffa Industries, Inc.*1	40,907
867	L Brands, Inc.	75,013
1,151	L-3 Communications Holdings, Inc.	135,599
405	Lancaster Colony Corp.	36,142
500	LaSalle Hotel Properties - REIT	18,230
1,500	Lear Corp.	174,030
400	Leidos Holdings, Inc.[1]	17,000
49	LHC Group, Inc.*	1,801
500	Lincoln Electric Holdings, Inc.	33,605
665	Lincoln National Corp.	37,912
1,768	Lockheed Martin Corp.	332,738
1,800	Loral Space & Communications, Inc.*	120,222
167	Lorillard, Inc.	12,104
9,133	Lowe's Cos., Inc.[1]	639,127
200	Macquarie Infrastructure Corp.[1]	16,928
3,000	Macy's, Inc.	200,850
2,996	Magellan Health, Inc.*	202,619
1,700	Manhattan Associates, Inc.*	93,245
1,754	ManpowerGroup, Inc.	148,476
6,515	Marathon Petroleum Corp.[1]	674,042
100	Marriott Vacations Worldwide Corp.	8,828
1,026	Materion Corp.	38,157
421	McCormick & Co., Inc.	33,049
7,071	McDonald's Corp.	678,321
1,766	McKesson Corp.	418,948
300	Medifast, Inc.*	9,657
3,100	Medivation, Inc.*	409,355
1,100	Mentor Graphics Corp.	28,721
19,081	Merck & Co., Inc.	1,161,842
7,100	Meritor, Inc.*	101,601
6,476	MetLife, Inc.	338,436
22,551	MFA Financial, Inc. - REIT[1]	179,055
90	Microsemi Corp.*	3,275
47,305	Microsoft Corp.	2,216,712
229	Molina Healthcare, Inc.*	16,657
4,900	Molson Coors Brewing Co. - Class B	359,562
4,225	Monster Beverage Corp.*	537,758
1,200	Monster Worldwide, Inc.*1 2	7,284
5,171	Morgan Stanley	197,532
700	Mosaic Co.	32,095
100	Movado Group, Inc.	2,616
300	MSCI, Inc.	18,615
82	Nautilus, Inc.*	1,732

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
5,100	Navient Corp.	$98,277
300	NCR Corp.*	9,015
2,700	Nelnet, Inc. - Class A	110,997
12,749	Net 1 UEPS Technologies, Inc.*1	184,860
300	NetScout Systems, Inc.*1 2	12,024
900	Neurocrine Biosciences, Inc.*	39,474
316	New Senior Investment Group, Inc. - REIT	5,040
1,400	Newmont Mining Corp.	38,136
4,400	News Corp.*	66,660
5,389	NIKE, Inc. - Class B1	547,900
6,300	Northrop Grumman Corp.	1,002,834
4,500	NVIDIA Corp.	99,585
4,290	OmniVision Technologies, Inc.*	115,658
2,078	ON Semiconductor Corp.*	27,554
7,660	Oracle Corp.[1]	333,133
1,800	OraSure Technologies, Inc.*	11,142
500	Orbital ATK, Inc.[1]	38,250
710	Owens Corning1 2	30,076
400	Patrick Industries, Inc.*1	23,920
1,001	Paychex, Inc.	49,459
22,001	PepsiCo, Inc.	2,121,556
41,616	Pfizer, Inc.	1,446,156
4,155	PG&E Corp.	222,168
2,400	PharMerica Corp.*	79,824
1,400	Philip Morris International, Inc.	116,298
700	Piper Jaffray Cos.*	33,194
7,075	PNC Financial Services Group, Inc.	677,007
1,900	Post Properties, Inc. - REIT	107,939
2,409	PPG Industries, Inc.[1]	551,396
300	Primerica, Inc.	13,269
400	PrivateBancorp, Inc.	15,252
33,526	Procter & Gamble Co.	2,628,103
2,600	Prologis, Inc. - REIT	102,934
3,400	Prudential Financial, Inc.	287,674
15,838	Public Service Enterprise Group, Inc.	675,174
500	Public Storage - REIT	96,770
3,700	QLogic Corp.*	57,424
800	Qorvo, Inc.*1 2	65,720
6,599	QUALCOMM, Inc.	459,818
6,149	Quintiles Transnational Holdings, Inc.*1	428,647
6,393	Rackspace Hosting, Inc.*	256,295
1,703	Ralph Lauren Corp.	222,071
6,621	Raytheon Co.	683,684
900	Reinsurance Group of America, Inc.	84,195

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
3,525	Republic Airways Holdings, Inc.*1	$36,872
1,644	Republic Services, Inc.	66,237
406	Resources Connection, Inc.	6,370
700	REX American Resources Corp.*	44,709
1,322	Reynolds American, Inc.	101,464
10,300	Rite Aid Corp.*1	89,816
3,200	RLJ Lodging Trust - REIT[1]	96,736
2,400	Ross Stores, Inc.[1]	232,008
2,103	Royal Gold, Inc.	136,211
100	Ryder System, Inc.	9,165
1,400	Sanmina Corp.*	30,324
6,500	SciClone Pharmaceuticals, Inc.*	60,190
638	Shoe Carnival, Inc.	17,634
862	Sigma-Aldrich Corp.	120,077
1,000	Simon Property Group, Inc. - REIT[1]	181,400
900	Skechers U.S.A., Inc. - Class A*	95,283
5,300	Skyworks Solutions, Inc.[1]	579,608
500	SL Green Realty Corp. - REIT	59,330
322	SM Energy Co.	16,847
2,898	Sonus Networks, Inc.*1 2	22,691
17,900	Southwest Airlines Co.[1]	663,195
16,950	Southwestern Energy Co.*	436,801
1,500	Sovran Self Storage, Inc. - REIT	136,815
2,367	Spirit AeroSystems Holdings, Inc. - Class A*	129,215
486	Spirit Airlines, Inc.*	30,895
1,700	Stamps.com, Inc.*	114,393
1,100	Staples, Inc.[1]	18,112
3,700	Starbucks Corp.	192,252
1,000	Starwood Property Trust, Inc. - REIT	23,890
1,000	Steel Dynamics, Inc.	21,810
3,150	Stein Mart, Inc.	33,453
3,296	Stericycle, Inc.*	452,541
3,100	Strategic Hotels & Resorts, Inc. - REIT*	37,448
1,200	Strayer Education, Inc.*1	54,996
779	Stryker Corp.	74,885
1,500	Sucampo Pharmaceuticals, Inc. - Class A*	24,345
300	Summit Hotel Properties, Inc. - REIT	4,008
6,851	SunTrust Banks, Inc.	292,401
2,000	Super Micro Computer, Inc.*	66,920
8,800	SUPERVALU, Inc.*1	77,704
176	Swift Transportation Co.*1	4,096
23,371	Symetra Financial Corp.	571,655
100	Synaptics, Inc.*1 2	9,964
500	Synovus Financial Corp.	14,510

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
741	Sysco Corp.	$27,536
5,625	T. Rowe Price Group, Inc.	453,881
8,725	Target Corp.	692,067
1,117	Taylor Morrison Home Corp. - Class A*	21,491
600	TCF Financial Corp.	9,444
300	Tech Data Corp.*	18,936
748	Terex Corp.1 2	18,498
2,147	Tessera Technologies, Inc.	82,767
3,731	Texas Instruments, Inc.	208,638
1,897	Textron, Inc.	85,782
1,100	Time Warner Cable, Inc.[1]	198,979
5,100	Time Warner, Inc.	430,848
2,400	TJX Cos., Inc.	154,512
5,503	Torchmark Corp.	314,056
14,590	Travelers Cos., Inc.	1,475,341
426	Tribune Publishing Co.[1]	6,356
12,525	U.S. Bancorp	539,953
115	UniFirst Corp.	13,146
14,052	United Continental Holdings, Inc.*	767,099
526	United Technologies Corp.	61,631
900	United Therapeutics Corp.*	165,348
9,746	UnitedHealth Group, Inc.	1,171,567
1,594	Universal Corp.[2]	82,075
2,800	Universal Insurance Holdings, Inc.	71,484
11,900	Unum Group	416,024
900	USANA Health Sciences, Inc.*1	115,281
100	Vail Resorts, Inc.	10,374
15,886	Valero Energy Corp.[1]	941,087
2,900	VASCO Data Security International, Inc.*1 2	77,256
1,100	Ventas, Inc. - REIT	73,172
6,388	Verizon Communications, Inc.	315,823
1,500	VF Corp.	105,645
4,836	Visa, Inc. - Class A	332,136
200	Visteon Corp.*	21,904
6,700	Vonage Holdings Corp.*1	31,222
600	Vornado Realty Trust - REIT	59,934
22,792	Wal-Mart Stores, Inc.	1,692,762
1,292	Walgreens Boots Alliance, Inc.	110,905
5,879	Walt Disney Co.	648,865
2,469	Waste Management, Inc.	122,586
400	Webster Financial Corp.[1]	15,156
44,189	Wells Fargo & Co.	2,472,816
3,300	Western Digital Corp.	321,288
2,000	Weyerhaeuser Co. - REIT	65,120

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
14,982	Xerox Corp.[1]	$171,094
1,464	Yahoo!, Inc.*	62,857
400	Zebra Technologies Corp. - Class A*	43,856
100	Zions Bancorporation	2,888
6,099	Zoetis, Inc.1 2	303,547
		97,764,380
	TOTAL COMMON STOCK (Cost $215,018,050)	242,515,534

	MUTUAL FUND – 18.9%
	UNITED STATES – 18.9%
2,696,878	GMO Quality Fund - Class III	61,623,659
	TOTAL MUTUAL FUND (Cost $60,761,083)	61,623,659

	PREFERRED STOCK – 0.5%
	BRAZIL – 0.0%
10,125	Lojas Americanas S.A.	51,414

	GERMANY – 0.5%
196	Draegerwerk A.G. & Co. KGaA	21,570
1,146	Henkel A.G. & Co. KGaA	137,185
15,963	Porsche Automobil Holding S.E.	1,411,704
		1,570,459

	ITALY – 0.0%
2,254	Unipol Gruppo Finanziario S.p.A.	12,343
	TOTAL PREFERRED STOCK (Cost $1,534,134)	1,634,216

Number of Contracts		Value

	PURCHASED OPTIONS – 0.1%
	PURCHASED CALL OPTIONS – 0.0%
	S&P 500 Index
66	Exercise Price: $2,265, Expiration Date: June 19, 2015	990
	S&P 500 Index - FLEX
66	Exercise Price: $2,255, Expiration Date: June 1, 2015	—
68	Exercise Price: $2,225, Expiration Date: June 3, 2015	—
66	Exercise Price: $2,255, Expiration Date: June 8, 2015	—
67	Exercise Price: $2,240, Expiration Date: June 10, 2015	—
66	Exercise Price: $2,262, Expiration Date: June 15, 2015	—
66	Exercise Price: $2,265, Expiration Date: June 17, 2015	2
66	Exercise Price: $2,252, Expiration Date: June 23, 2015	43
66	Exercise Price: $2,260, Expiration Date: June 24, 2015	32
	S&P 500 Index - Weekly

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS (Continued)
	PURCHASED CALL OPTIONS (Continued)
66	Exercise Price: $2,255, Expiration Date: June 5, 2015	$660
66	Exercise Price: $2,260, Expiration Date: June 12, 2015	330
66	Exercise Price: $2,260, Expiration Date: June 26, 2015	990
		3,047

	PURCHASED PUT OPTIONS – 0.1%
	iShares MSCI EAFE Index Fund
1,440	Exercise Price: $60, Expiration Date: June 19, 2015	7,200
1,427	Exercise Price: $60, Expiration Date: July 17, 2015	35,675
	iShares MSCI EAFE Index Fund - FLEX
1,469	Exercise Price: $59, Expiration Date: June 5, 2015	176
1,470	Exercise Price: $58, Expiration Date: June 12, 2015	2,258
1,446	Exercise Price: $60, Expiration Date: June 24, 2015	7,253
1,435	Exercise Price: $59, Expiration Date: July 1, 2015	16,716
1,420	Exercise Price: $60, Expiration Date: July 10, 2015	30,553
1,440	Exercise Price: $59, Expiration Date: July 22, 2015	34,120
	iShares MSCI Emerging Markets Index Fund
1,055	Exercise Price: $38, Expiration Date: June 19, 2015	9,495
1,082	Exercise Price: $38, Expiration Date: July 17, 2015	17,312
	iShares MSCI Emerging Markets Index Fund - FLEX
1,081	Exercise Price: $38, Expiration Date: June 5, 2015	188
1,085	Exercise Price: $38, Expiration Date: June 12, 2015	2,028
1,058	Exercise Price: $38, Expiration Date: June 24, 2015	18,951
1,075	Exercise Price: $38, Expiration Date: July 1, 2015	14,587
1,074	Exercise Price: $38, Expiration Date: July 10, 2015	20,194
1,100	Exercise Price: $36, Expiration Date: July 22, 2015	18,973
	iShares Russell 2000 Index Fund
91	Exercise Price: $112, Expiration Date: June 19, 2015	1,001
92	Exercise Price: $111, Expiration Date: July 17, 2015	3,680
	iShares Russell 2000 Index Fund - FLEX
92	Exercise Price: $111, Expiration Date: June 5, 2015	25
92	Exercise Price: $110, Expiration Date: June 12, 2015	235
93	Exercise Price: $109, Expiration Date: June 24, 2015	747
93	Exercise Price: $109, Expiration Date: July 1, 2015	1,246
93	Exercise Price: $110, Expiration Date: July 10, 2015	2,505
92	Exercise Price: $110, Expiration Date: July 22, 2015	4,136
	S&P 500 Index
35	Exercise Price: $1,915, Expiration Date: June 19, 2015	5,075
66	Exercise Price: $1,940, Expiration Date: June 19, 2015	12,540
35	Exercise Price: $1,920, Expiration Date: July 17, 2015	21,665
	S&P 500 Index - FLEX
66	Exercise Price: $1,920, Expiration Date: June 1, 2015	—
68	Exercise Price: $1,885, Expiration Date: June 3, 2015	15
66	Exercise Price: $1,920, Expiration Date: June 8, 2015	1,257

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS (Continued)
	PURCHASED PUT OPTIONS (Continued)
67	Exercise Price: $1,895, Expiration Date: June 10, 2015	$1,923
66	Exercise Price: $1,928, Expiration Date: June 15, 2015	6,992
66	Exercise Price: $1,935, Expiration Date: June 17, 2015	11,068
66	Exercise Price: $1,905, Expiration Date: June 23, 2015	12,745
36	Exercise Price: $1,880, Expiration Date: June 24, 2015	5,794
66	Exercise Price: $1,915, Expiration Date: June 24, 2015	15,333
36	Exercise Price: $1,900, Expiration Date: July 1, 2015	10,805
35	Exercise Price: $1,910, Expiration Date: July 22, 2015	24,807
	S&P 500 Index - Weekly
36	Exercise Price: $1,890, Expiration Date: June 5, 2015	720
66	Exercise Price: $1,915, Expiration Date: June 5, 2015	1,650
36	Exercise Price: $1,865, Expiration Date: June 12, 2015	1,260
66	Exercise Price: $1,925, Expiration Date: June 12, 2015	4,620
66	Exercise Price: $1,915, Expiration Date: June 26, 2015	15,840
35	Exercise Price: $1,910, Expiration Date: July 10, 2015	14,980
		418,343
	TOTAL PURCHASED OPTIONS (Cost $838,677)	421,390

Number of Shares		Value

	RIGHTS – 0.0%
11,993	Evolution Mining Ltd.*	—
676	National Australia Bank*	—
	TOTAL RIGHTS (Cost $—)	—

	SHORT-TERM INVESTMENTS – 6.4%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN – 2.7%
	Collateral pool allocation[2]	8,958,353

	MONEY MARKET FUNDS – 3.7%
11,987,235	JPMorgan Prime Money Market Fund - Agency Shares, 0.01%1 3	11,987,235
	TOTAL SHORT-TERM INVESTMENTS (Cost $20,945,588)	20,945,588

	WARRANT – 0.0%
	HONG KONG – 0.0%
8	Sun Hung Kai Properties Ltd.*	34
	TOTAL WARRANT (Cost $—)	34

	TOTAL INVESTMENTS – 100.6% (Cost $299,097,515)	327,140,421
	Liabilities less other assets – (0.6)%	(1,812,479)
	TOTAL NET ASSETS – 100.0%	$325,327,942

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Contracts		Value

	SHORT SECURITIES – (0.2)%
	WRITTEN OPTIONS – (0.2)%
	WRITTEN CALL OPTIONS – (0.1)%
	iShares MSCI EAFE Index Fund
(1,150)	Exercise Price: $69, Expiration Date: June 19, 2015	$(16,100)
(1,150)	Exercise Price: $70, Expiration Date: June 26, 2015	(40,250)
(1,150)	Exercise Price: $70, Expiration Date: June 26, 2015	(41,400)
(1,150)	Exercise Price: $70, Expiration Date: July 17, 2015	(10,350)
(1,150)	Exercise Price: $69, Expiration Date: August 21, 2015	(50,600)
	iShares Russell 2000 Index Fund
(75)	Exercise Price: $127, Expiration Date: June 26, 2015	(5,475)
(75)	Exercise Price: $128, Expiration Date: June 30, 2015	(3,675)
(75)	Exercise Price: $129, Expiration Date: July 17, 2015	(3,675)
(75)	Exercise Price: $130, Expiration Date: July 17, 2015	(2,250)
(75)	Exercise Price: $130, Expiration Date: August 21, 2015	(6,900)
	S&P 500 Index
(127)	Exercise Price: $2,160, Expiration Date: June 19, 2015	(37,211)
(27)	Exercise Price: $2,170, Expiration Date: June 19, 2015	(4,536)
	S&P 500 Index - FLEX
(66)	Exercise Price: $2,150, Expiration Date: June 1, 2015	(4)
(68)	Exercise Price: $2,125, Expiration Date: June 3, 2015	(21,299)
(66)	Exercise Price: $2,150, Expiration Date: June 8, 2015	(5,136)
(67)	Exercise Price: $2,135, Expiration Date: June 10, 2015	(29,043)
(66)	Exercise Price: $2,157, Expiration Date: June 15, 2015	(9,990)
(66)	Exercise Price: $2,160, Expiration Date: June 17, 2015	(13,514)
(66)	Exercise Price: $2,147, Expiration Date: June 23, 2015	(45,702)
(66)	Exercise Price: $2,155, Expiration Date: June 24, 2015	(34,190)
	S&P 500 Index - Weekly
(66)	Exercise Price: $2,150, Expiration Date: June 5, 2015	(4,290)
(66)	Exercise Price: $2,155, Expiration Date: June 12, 2015	(9,570)
(27)	Exercise Price: $2,160, Expiration Date: June 12, 2015	(2,430)
(66)	Exercise Price: $2,155, Expiration Date: June 26, 2015	(40,260)
(28)	Exercise Price: $2,165, Expiration Date: June 26, 2015	(10,780)
(28)	Exercise Price: $2,165, Expiration Date: July 10, 2015	(23,240)
		(471,870)

	WRITTEN PUT OPTIONS – (0.1)%
	S&P 500 Index
(66)	Exercise Price: $2,045, Expiration Date: June 19, 2015	(63,360)
	S&P 500 Index - FLEX
(66)	Exercise Price: $2,025, Expiration Date: June 1, 2015	(10)
(68)	Exercise Price: $1,985, Expiration Date: June 3, 2015	(398)
(66)	Exercise Price: $2,025, Expiration Date: June 8, 2015	(11,108)

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Contracts		Value

	SHORT SECURITIES (Continued)
	WRITTEN OPTIONS (Continued)
	WRITTEN PUT OPTIONS (Continued)
(67)	Exercise Price: $2,000, Expiration Date: June 10, 2015	$(10,839)
(66)	Exercise Price: $2,033, Expiration Date: June 15, 2015	(34,146)
(66)	Exercise Price: $2,040, Expiration Date: June 17, 2015	(48,880)
(66)	Exercise Price: $2,010, Expiration Date: June 23, 2015	(44,226)
(66)	Exercise Price: $2,020, Expiration Date: June 24, 2015	(53,202)
	S&P 500 Index - Weekly
(66)	Exercise Price: $2,020, Expiration Date: June 5, 2015	(8,910)
(66)	Exercise Price: $2,030, Expiration Date: June 12, 2015	(27,060)
(66)	Exercise Price: $2,020, Expiration Date: June 26, 2015	(62,370)
		(364,509)

	TOTAL PURCHASED OPTIONS (Proceeds $1,636,134)	(836,379)

	TOTAL SHORT SECURITIES (Proceeds $1,636,134)	$(836,379)

*	Non-income producing security.
[1]	All or a portion of this security is held as collateral for securities sold short and futures contracts. At period end, the aggregate market value of those securities was $18,832,853.
[2]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of those securities was $8,672,538.
[3]	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt
CA – Canada
CO – Colombia
FLEX – Flexible Exchange traded option, representing a customized option contract with negotiated contract terms.
GDR – Global Depository Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
As of May 31, 2015 (Unaudited)

Number of Contracts Long	Description	Expiration Date	Unrealized Appreciation (Depreciation)
203	MSCI Emerging Markets Mini Index	June 2015	$581,680
32	MSCI EAFE Index	June 2015	118,882
28	S&P500 Mini Index	June 2015	36,633
			$737,195

See accompanying Notes to the Schedule of Investments.

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments
May 31, 2015 (Unaudited)

1.	ORGANIZATION

Aspiriant Risk-Managed Global Equity Fund (the “Fund”) is a series of Aspiriant Trust (the “Trust”), which was organized on November 22, 2011, as a statutory trust under the laws of the State of Delaware. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The investment objective of the Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Fund seeks to achieve its investment goal by investing at least 80% of its net assets in the equity securities in companies of any market capitalization. The Fund holds a broad and diverse group of equity securities of companies in countries in developed and emerging markets. The Fund also invests in securities that provide exposure to equity securities.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Fund. The Board of Trustees of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Fund, including the Adviser and sub-advisers.

The Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(a)	Securities Valuations

Securities are valued at market value as of the close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Stock options and stock index options traded on national securities exchanges or on NASDAQ® are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities that mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days.

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments - Continued
May 31, 2015 (Unaudited)

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Derivatives

i.	Written Options

Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
The premium amount and the number of option contracts written by the Fund during the period ended May 31, 2015, were as follows:

Written Options	Number of Contracts	Premium Amount
Options outstanding at March 1, 2015	15,293	$2,254,460
Call options written	7,091	1,056,190

Put options written	795	579,944
Call options closed	(14,483)	(1,588,404)
Put options closed	(810)	(666,056)
Options outstanding at May 31, 2015	7,886	$1,636,134

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments - Continued
May 31, 2015 (Unaudited)

ii.	Purchased Options

Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

The average number of purchased options contracts outstanding during the period ended May 31, 2015, which is indicative of the volume of this derivative type, was 24,599 contracts.

iii.	Stock Index Futures

The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments - Continued
May 31, 2015 (Unaudited)

(c)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$36,105	$3,617,389	$-	$3,653,494
Austria	-	170,705	-	170,705
Belgium	-	1,406,178	-	1,406,178
Bermuda	4,337,829	1,060,826	-	5,398,655
Brazil	3,339,868	-	-	3,339,868
Canada	11,856,897	-	-	11,856,897
Cayman Islands	976,201	2,076,224	-	3,052,425
Chile	2,890,165	-	-	2,890,165
China	869,881	477,933	-	1,347,814
Curacao	124,526	-	-	124,526
Denmark	72,917	1,580,350	-	1,653,267
Faroe Islands	-	41,311	-	41,311
Finland	-	875,386	-	875,386
France	919,117	7,192,397	-	8,111,514
Germany	67,690	5,420,663	-	5,488,353
Guernsey	1,881,574	-	-	1,881,574
Hong Kong	865,447	2,102,486	-	2,967,933
India	243,892	-	-	243,892
Indonesia	198,174	1,305,795	-	1,503,969
Ireland	991,211	128,248	-	1,119,459
Isle of Man	-	152,921	-	152,921
Israel	1,184,322	38,933	-	1,223,255
Italy	-	1,637,280	-	1,637,280
Japan	1,160,940	23,146,561	-	24,307,501
Jersey	354,280	379,586	-	733,866
Liberia	258,332	-	-	258,332
Luxembourg	25,203	-	-	25,203
Malaysia	-	4,422,286	-	4,422,286
Malta	-	86,584	-	86,584
Mexico	2,306,159	-	-	2,306,159
Netherlands	1,105,365	2,544,579	-	3,649,944
Norway	-	69,914	-	69,914
Peru	78,545	-	-	78,545
Poland	-	1,140,566	-	1,140,566
Puerto Rico	133,825	-	-	133,825
Singapore	993,325	864,775	-	1,858,100
South Africa	-	4,347,310	-	4,347,310
South Korea	21,228	3,803,775	-	3,825,003
Spain	-	1,943,749	-	1,943,749
Sweden	-	2,516,936	-	2,516,936
Switzerland	3,153,313	5,607,278	-	8,760,591
Taiwan	3,200,428	3,693,192	-	6,893,620
Thailand	-	1,219,303	-	1,219,303
Turkey	-	598,040	-	598,040
United Kingdom	1,294,273	14,140,663	-	15,434,936
United States	97,764,380	-	-	97,764,380
Mutual Funds	61,623,659	-	-	61,623,659
Preferred Stock
Brazil	51,414	-	-	51,414
Germany	-	1,570,459	-	1,570,459
Italy	-	12,343		12,343
Purchased Call Options	2,970	77	-	3,047
Purchased Put Options	152,713	265,630	-	418,343
Rights	-	-	-	-
Short-Term Investments	11,987,235	8,958,353	-	20,945,588
Warrants	-	34	-	34
Total Assets	$216,523,403	$110,617,018	$-	$327,140,421

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(312,992)	$(158,878)	$-	$(471,870)
Written Put Options	(161,700)	(202,809)	-	(364,509)
Total Liabilities	$(474,692)	$(361,687)	$-	$(836,379)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$737,195	$-	$-	$737,195

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments - Concluded
May 31, 2015 (Unaudited)

As of May 31, 2015, the Fund did not hold any Level 3 securities.  Transfers into and out of all Levels are represented by their balances as of the end of the reporting period.  For the period ended May 31, 2015, there were no transfers among Levels.

1.	Federal Income Taxes

At May 31, 2015, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$301,176,325

Gross unrealized appreciation	$33,422,473
Gross unrealized depreciation	(7,458,377)

Net unrealized appreciation on investments	$25,964,096

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.  Controls and Procedures.

a.)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) 17 CFR 270.30a-3(c))) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 193417 CFR 240.13a-15(b) or 240.15d-15(b)). Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b.)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	July 30, 2015

By	/s/ Bret Magpiong
Title	Bret Magpiong, Treasurer and Principal Financial Officer

Date	July 30, 2015